UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23004

                              WINTON SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                   DATE OF REPORTING PERIOD: JANUARY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 94.9%
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
AUSTRALIA -- 5.4%
  CIMIC Group Ltd ............................      919               23,930
  Fortescue Metals Group Ltd .................  194,953              985,672
  Newcrest Mining Ltd ........................   21,205              346,586
  Telstra Corp Ltd ...........................  224,957              853,882
                                                                   ---------
Total Australia                                                    2,210,070
                                                                   ---------
AUSTRIA -- 0.1%
  Erste Group Bank AG ........................      688               20,923
  Raiffeisen Bank International AG ...........      260                5,774
                                                                   ---------
Total Austria                                                         26,697
                                                                   ---------
BELGIUM -- 0.3%
  Ageas ......................................      637               27,247
  Colruyt SA .................................       77                3,768
  KBC Group NV ...............................    1,143               74,139
                                                                   ---------
Total Belgium                                                        105,154
                                                                   ---------
CANADA -- 4.4%
  Bank of Montreal ...........................    2,387              180,213
  Bank of Nova Scotia ........................   11,104              662,279
  Canadian Imperial Bank of Commerce .........    4,041              343,458
  Canadian Natural Resources Ltd .............      117                3,530
  Canadian Tire Corp Ltd, Cl A ...............      539               57,214
  Cenovus Energy Inc .........................    5,774               78,655
  Crescent Point Energy Corp .................      812                9,448
  First Capital Realty Inc ...................      466                7,399
  First Quantum Minerals Ltd .................      868               10,925
  Kinross Gold Corp* .........................   18,998               73,879
  Magna International Inc ....................    4,651              200,809
  Metro Inc, Cl A ............................    3,274               99,268
  Open Text Corp .............................       70                2,391

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
CANADA (continued)
  Power Corp of Canada .......................       70                1,639
  Saputo Inc .................................    1,207               44,355
  Seven Generations Energy Ltd* ..............      512               10,215
  Sun Life Financial Inc .....................       52                2,049
  Suncor Energy Inc ..........................      301                9,318
                                                                   ---------
Total Canada                                                       1,797,044
                                                                   ---------
DENMARK -- 2.0%
  Vestas Wind Systems A/S ....................   11,559              808,918
  William Demant Holding A/S* ................       42                  786
                                                                   ---------
Total Denmark                                                        809,704
                                                                   ---------
FINLAND -- 2.5%
  Kone OYJ, Cl B .............................      330               14,943
  Metso OYJ ..................................   12,778              393,008
  Neste OYJ ..................................      347               12,097
  Nokian Renkaat OYJ .........................    9,670              362,835
  Orion OYJ, Cl B ............................      140                6,524
  UPM-Kymmene OYJ ............................   10,705              242,946
                                                                   ---------
Total Finland                                                      1,032,353
                                                                   ---------
FRANCE -- 4.0%
  AXA SA .....................................       88                2,161
  Capgemini SA ...............................       85                6,923
  Christian Dior SE ..........................      272               58,422
  Cie Generale des Etablissements Michelin ...      279               29,965
  Credit Agricole ............................      217                2,876
  Eurazeo SA .................................      598               36,824
  Orange SA ..................................      883               13,670
  Peugeot SA* ................................   37,221              691,863
  Renault SA .................................    4,534              408,551

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
FRANCE (continued)
  Sanofi .....................................      226               18,193
  Societe Generale SA ........................    1,252               61,232
  Valeo SA ...................................    4,859              296,792
  Vinci SA ...................................       46                3,226
                                                                   ---------
Total France                                                       1,630,698
                                                                   ---------
GERMANY -- 0.9%
  adidas AG ..................................      318               50,054
  Allianz ....................................       11                1,864
  Deutsche Lufthansa AG ......................    2,586               34,472
  Deutsche Wohnen AG .........................      312               10,162
  Fresenius Medical Care AG & Co KGaA ........       54                4,394
  Fresenius SE & Co KGaA .....................      199               15,684
  Hochtief AG ................................    1,439              204,421
  OSRAM Licht AG .............................       73                4,231
  ProSiebenSat.1 Media SE ....................      655               27,805
                                                                   ---------
Total Germany                                                        353,087
                                                                   ---------
HONG KONG -- 1.9%
  ASM Pacific Technology Ltd .................      300                3,648
  Cheung Kong Infrastructure Holdings Ltd ....   28,824              231,987
  PCCW Ltd ...................................  288,561              174,513
  Power Assets Holdings Ltd ..................   17,687              169,166
  WH Group Ltd ...............................   82,500               62,540
  Wheelock & Co Ltd ..........................   25,348              153,824
                                                                   ---------
Total Hong Kong                                                      795,678
                                                                   ---------
IRELAND -- 0.0%
  Bank of Ireland* ...........................   22,486                6,027
                                                                   ---------
Total Ireland                                                          6,027
                                                                   ---------

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
ITALY -- 1.1%
  Assicurazioni Generali SpA .................      259                4,126
  Atlantia SpA ...............................      249                5,664
  Intesa Sanpaolo SpA ........................    2,620                6,144
  Mediobanca SpA .............................    3,026               26,014
  Snam SpA ...................................   24,840               94,492
  Tenaris SA .................................   13,747              240,227
  UniCredit SpA ..............................    2,794               75,970
  UnipolSai SpA ..............................    3,066                6,382
                                                                   ---------
Total Italy                                                          459,019
                                                                   ---------
JAPAN -- 12.1%
  Ajinomoto Co Inc ...........................    2,200               43,551
  Alfresa Holdings Corp ......................      400                6,591
  Amada Holdings Co Ltd ......................    4,800               56,666
  Bandai Namco Holdings Inc ..................      384               10,608
  Bridgestone Corp ...........................    1,797               66,133
  Chubu Electric Power Co Inc ................    1,600               21,362
  Daiichi Sankyo Co Ltd ......................    2,700               60,547
  Daiwa House Industry Co Ltd ................    1,551               42,214
  FamilyMart UNY Holdings Co Ltd .............    3,770              239,780
  Fuji Heavy Industries Ltd ..................    2,900              116,953
  FUJIFILM Holdings Corp .....................    7,117              276,588
  Hisamitsu Pharmaceutical Co Inc ............    1,052               54,761
  Hitachi Chemical Co Ltd ....................    1,600               45,623
  Hitachi High-Technologies Corp .............      200                8,608
  Idemitsu Kosan Co Ltd ......................      800               24,837
  Iida Group Holdings Co Ltd .................    7,841              147,312
  ITOCHU Corp ................................    8,400              116,104
  Japan Airlines Co Ltd ......................    4,000              127,986
  Japan Tobacco Inc ..........................    2,400               77,602
  Kao Corp ...................................    3,400              168,618
  Keisei Electric Railway Co Ltd .............      400                9,487

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
JAPAN (continued)
  Konami Holdings Corp .......................    1,396               56,051
  Lawson Inc .................................      700               51,237
  Mazda Motor Corp ...........................      500                7,408
  MEIJI Holdings Co Ltd ......................    1,180               91,612
  Mitsubishi Gas Chemical Co Inc .............   18,900              364,149
  Mitsubishi Materials Corp ..................      100                3,424
  Mitsui Chemicals Inc .......................    2,000                9,452
  Mixi Inc ...................................    7,133              310,158
  Mizuho Financial Group Inc .................  252,472              471,640
  Nagoya Railroad Co Ltd .....................   10,000               49,389
  Nikon Corp .................................   18,086              293,200
  Nippon Telegraph & Telephone Corp ..........   11,051              488,767
  Nisshin Seifun Group Inc ...................    2,000               30,504
  Nitori Holdings Co Ltd .....................      687               77,015
  Nomura Real Estate Master Fund Inc++ .......        5                7,813
  NTT DOCOMO Inc .............................    6,552              157,522
  Obayashi Corp ..............................    5,909               56,479
  Oriental Land Co Ltd .......................      500               27,479
  Osaka Gas Co Ltd ...........................   12,000               45,058
  Resona Holdings Inc ........................    1,300                7,081
  Secom Co Ltd ...............................      200               14,508
  Sumitomo Dainippon Pharma Co Ltd ...........    7,651              129,403
  Sumitomo Mitsui Financial Group Inc ........    3,897              154,080
  Suntory Beverage & Food Ltd ................      800               34,075
  Toho Gas Co Ltd ............................   21,000              157,255
  Tohoku Electric Power Co Inc ...............      800                9,778
  Tokyo Electron Ltd .........................      100               10,402
  Toyo Suisan Kaisha Ltd .....................    1,300               46,538
  Yamazaki Baking Co Ltd .....................    3,325               67,046
                                                                   ---------
Total Japan                                                        4,950,454
                                                                   ---------

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
LUXEMBOURG -- 0.0%
  RTL Group SA ...............................       76                5,796
                                                                   ---------
Total Luxembourg                                                       5,796
                                                                   ---------
NETHERLANDS -- 1.5%
  Koninklijke Ahold Delhaize NV ..............   27,654              588,596
  Koninklijke KPN NV .........................    2,500                7,197
  Wolters Kluwer NV ..........................       32                1,223
                                                                   ---------
Total Netherlands                                                    597,016
                                                                   ---------
NORWAY -- 0.3%
  DnB ASA ....................................      142                2,375
  Norsk Hydro ASA ............................   24,531              140,100
                                                                   ---------
Total Norway                                                         142,475
                                                                   ---------
PORTUGAL -- 0.0%
  Galp Energia SGPS SA .......................      436                6,418
                                                                   ---------
Total Portugal                                                         6,418
                                                                   ---------
SINGAPORE -- 0.4%
  Jardine Cycle & Carriage Ltd ...............      700               20,546
  Jardine Matheson Holdings Ltd ..............      700               43,204
  Singapore Telecommunications Ltd ...........   21,547               59,190
  Wilmar International Ltd ...................    1,100                3,030
  Yangzijiang Shipbuilding Holdings Ltd ......   46,577               26,614
                                                                   ---------
Total Singapore                                                      152,584
                                                                   ---------
SPAIN -- 0.2%
  Banco de Sabadell SA .......................    1,530                2,305
  Bankia SA ..................................   11,301               11,908
  Enagas .....................................      990               24,286

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
SPAIN (continued)
  Red Electrica Corp SA ......................    1,850               33,048
                                                                   ---------
Total Spain                                                           71,547
                                                                   ---------
SWEDEN -- 1.6%
  Alfa Laval AB ..............................      580               10,828
  Assa Abloy AB, Cl B ........................      110                2,084
  Boliden AB .................................   16,141              471,032
  Investor AB, Cl B ..........................    3,368              134,426
  Svenska Cellulosa AB SCA, Cl B .............      713               21,451
  Swedish Match AB ...........................      510               16,604
                                                                   ---------
Total Sweden                                                         656,425
                                                                   ---------
SWITZERLAND -- 0.8%
  Nestle SA ..................................      163               11,945
  Novartis AG ................................      396               29,080
  Roche Holding ..............................      201               47,469
  Swiss Life Holding AG ......................       88               26,678
  Swiss Re AG ................................    2,161              201,732
                                                                   ---------
Total Switzerland                                                   316,904
                                                                   ---------
UNITED KINGDOM -- 4.2%
  3i Group PLC ...............................   19,251              169,538
  GlaxoSmithKline PLC ........................    1,168               22,453
  Glencore PLC ...............................   96,396              395,905
  Imperial Brands PLC ........................       81                3,743
  Kingfisher PLC .............................   28,346              119,896
  Persimmon PLC ..............................   19,199              465,936
  Reckitt Benckiser Group PLC ................       39                3,338
  Royal Dutch Shell PLC, Cl B ................      110                3,095
  Segro PLC++ ................................   17,142               99,529
  Smith & Nephew PLC .........................      476                7,084

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
UNITED KINGDOM (continued)
  Taylor Wimpey PLC ..........................  203,026              426,818
  Unilever PLC ...............................      157                6,375
  WM Morrison Supermarkets PLC ...............      888                2,638
                                                                   ---------
Total United Kingdom                                               1,726,348
                                                                   ---------
UNITED STATES -- 51.2%
Consumer Discretionary -- 6.2%
  Amazon.com Inc* ............................      243              200,106
  AutoZone Inc* ..............................       59               42,774
  Bed Bath & Beyond Inc ......................       58                2,340
  Best Buy Co Inc ............................   16,188              720,690
  Comcast Corp, Cl A .........................      320               24,135
  Dollar General Corp ........................       32                2,362
  DR Horton Inc ..............................    6,429              192,291
  Ford Motor Co ..............................      594                7,342
  Gap Inc ....................................    2,635               60,684
  Hasbro Inc .................................    2,543              209,823
  Home Depot Inc .............................       33                4,540
  Kohl's Corp ................................    5,146              204,965
  Lear Corp ..................................      131               18,614
  Mattel Inc .................................    5,222              136,868
  McDonald's Corp ............................      575               70,478
  Michael Kors Holdings Ltd* .................    2,424              103,771
  O'Reilly Automotive Inc* ...................      213               55,863
  Ross Stores Inc ............................        8                  529
  Scripps Networks Interactive Inc, Cl A .....      983               74,865
  Starbucks Corp .............................    1,791               98,899
  Target Corp ................................    1,145               73,830
  TEGNA Inc ..................................    7,041              161,309
  Viacom Inc, Cl B ...........................    1,784               75,178
                                                                   ---------
                                                                   2,542,256
                                                                   ---------

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
UNITED STATES (continued)
Consumer Staples -- 5.6%
  Altria Group Inc ...........................      646               45,982
  Archer-Daniels-Midland Co ..................    9,638              426,578
  Brown-Forman Corp, Cl B ....................      773               35,249
  Campbell Soup Co ...........................    1,508               93,843
  Church & Dwight Co Inc .....................      129                5,834
  Clorox Co ..................................      551               66,120
  Coca-Cola Co ...............................      125                5,196
  CVS Health Corp ............................    1,526              120,264
  Dr Pepper Snapple Group Inc ................    1,733              158,050
  Hormel Foods ...............................      496               18,005
  JM Smucker Co ..............................       35                4,755
  Kimberly-Clark Corp ........................      148               17,927
  Kroger Co ..................................    2,984              101,336
  McCormick & Co Inc .........................       10                  955
  Mondelez International Inc, Cl A ...........    2,098               92,899
  Reynolds American Inc ......................    2,062              123,988
  Tyson Foods Inc, Cl A ......................   15,034              943,985
  Walgreens Boots Alliance Inc ...............      219               17,945
                                                                   ---------
                                                                   2,278,911
                                                                   ---------
Energy -- 3.6%
  Anadarko Petroleum Corp ....................       89                6,188
  Baker Hughes Inc ...........................    1,211               76,390
  Cabot Oil & Gas Corp .......................      877               18,838
  Cimarex Energy Co ..........................      252               34,073
  Concho Resources Inc* ......................      160               22,310
  ConocoPhillips .............................      195                9,508
  Continental Resources Inc* .................    4,944              240,081
  EOG Resources Inc ..........................      134               13,612
  Exxon Mobil Corp ...........................    1,074               90,098
  Helmerich & Payne Inc ......................      706               50,239
  Hess Corp ..................................       86                4,659

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
UNITED STATES (continued)
Energy (continued)
  Marathon Petroleum Corp ....................       56                2,691
  Newfield Exploration Co* ...................      470               18,838
  Noble Energy Inc ...........................      972               38,647
  Occidental Petroleum Corp ..................      988               66,957
  ONEOK Inc ..................................    1,391               76,658
  Pioneer Natural Resources Co ...............      515               92,818
  Schlumberger Ltd ...........................      150               12,556
  Spectra Energy Corp ........................      610               25,406
  Tesoro Corp ................................      141               11,400
  Valero Energy Corp .........................    7,997              525,883
  Williams Co Inc ............................      448               12,920
                                                                   ---------
                                                                   1,450,770
                                                                   ---------
Financials -- 4.5%
  Aflac Inc ..................................    1,114               77,969
  Assurant Inc ...............................      313               30,402
  Bank of America Corp .......................      172                3,894
  Capital One Financial Corp .................    1,050               91,759
  Chubb Ltd ..................................       98               12,886
  Cincinnati Financial Corp ..................      265               18,704
  Discover Financial Services ................    1,001               69,349
  Fifth Third Bancorp ........................    3,218               83,990
  Hartford Financial Services Group Inc ......    2,872              139,895
  Intercontinental Exchange Inc ..............      930               54,275
  JPMorgan Chase & Co ........................    2,665              225,539
  Lincoln National Corp ......................      107                7,224
  MetLife Inc ................................    2,220              120,790
  Nasdaq Inc .................................      565               39,855
  Navient Corp ...............................   16,369              246,190
  Progressive Corp ...........................    1,940               72,634
  Prudential Financial Inc ...................      484               50,873
  Regions Financial Corp .....................    6,315               90,999

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
UNITED STATES (continued)
Financials (continued)
  SunTrust Banks Inc .........................    2,844              161,596
  T Rowe Price Group Inc .....................       39                2,630
  Travelers Co Inc ...........................      766               90,219
  Unum Group .................................      178                8,086
  US Bancorp .................................    1,007               53,019
  Wells Fargo & Co ...........................    1,219               68,666
                                                                   ---------
                                                                   1,821,443
                                                                   ---------
Health Care -- 8.4%
  AbbVie Inc .................................    3,024              184,797
  Aetna Inc ..................................    1,542              182,897
  Agilent Technologies Inc ...................       63                3,085
  AmerisourceBergen Corp, Cl A ...............      254               22,169
  Amgen Inc ..................................    2,290              358,797
  Anthem Inc .................................    3,311              510,357
  Biogen Inc* ................................       20                5,545
  Cardinal Health Inc ........................      670               50,223
  Cigna Corp .................................       45                6,580
  CR Bard Inc ................................       17                4,035
  DENTSPLY SIRONA Inc ........................      179               10,149
  Edwards Lifesciences Corp* .................    6,760              650,582
  Gilead Sciences Inc ........................    8,061              584,019
  HCA Holdings Inc* ..........................       90                7,225
  Humana Inc .................................      850              168,725
  Intuitive Surgical Inc* ....................       45               31,171
  Johnson & Johnson ..........................    1,135              128,539
  Mallinckrodt PLC* ..........................    2,357              114,857
  McKesson Corp ..............................       78               10,854
  Medtronic PLC ..............................       73                5,550
  Merck & Co Inc .............................       73                4,525
  Pfizer Inc .................................    5,339              169,406
  Thermo Fisher Scientific Inc ...............       48                7,315

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
UNITED STATES (continued)
Health Care (continued)
  United Therapeutics Corp* ..................      876              143,340
  UnitedHealth Group Inc .....................      483               78,294
  Waters Corp* ...............................       52                7,366
                                                                   ---------
                                                                   3,450,402
                                                                   ---------
Industrials -- 1.1%
  Boeing Co ..................................       36                5,883
  CH Robinson Worldwide Inc ..................      381               28,979
  Expeditors International of Washington Inc .      149                7,760
  Masco Corp .................................    2,127               70,085
  Nielsen Holdings PLC .......................       66                2,700
  Northrop Grumman Corp ......................       24                5,498
  Raytheon Co ................................       41                5,911
  Southwest Airlines Co ......................    2,009              105,091
  United Continental Holdings Inc* ...........    2,468              173,920
  United Rentals Inc* ........................      100               12,651
  WW Grainger Inc ............................       59               14,902
                                                                   ---------
                                                                     433,380
                                                                   ---------
Information Technology -- 18.4%
  Accenture PLC, Cl A ........................      273               31,087
  Akamai Technologies Inc* ...................      535               36,696
  Apple Inc ..................................    4,893              593,766
  Arrow Electronics Inc* .....................      392               28,820
  Automatic Data Processing Inc ..............       76                7,675
  Avnet Inc ..................................    4,203              195,187
  CA Inc .....................................      102                3,190
  Cisco Systems Inc ..........................   10,010              307,507
  Citrix Systems Inc* ........................    2,185              199,250
  Cognizant Technology Solutions Corp, Cl A* .    1,504               79,095
  Corning Inc ................................   33,034              875,071
  eBay Inc* ..................................   10,552              335,870

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
UNITED STATES (continued)
Information Technology (continued)
  Electronic Arts Inc* .......................    6,952              580,005
  Fiserv Inc* ................................      379               40,716
  FLIR Systems Inc ...........................      594               20,986
  HP Inc .....................................   16,505              248,400
  Intel Corp .................................   13,810              508,484
  International Business Machines Corp .......    4,747              828,446
  Juniper Networks Inc .......................      568               15,211
  Lam Research Corp ..........................      821               94,300
  Marvell Technology Group Ltd ...............   31,466              467,899
  Microsoft Corp .............................    2,599              168,025
  NetApp Inc .................................       33                1,264
  NVIDIA Corp ................................    8,142              888,944
  Oracle Corp ................................      777               31,166
  Paychex Inc ................................      174               10,491
  Texas Instruments Inc ......................      211               15,939
  Total System Services Inc ..................    3,755              190,303
  VeriSign Inc* ..............................      848               68,018
  Western Union Co ...........................   20,896              409,144
  Xerox Corp .................................   18,117              125,551
  Xilinx Inc .................................    1,735              100,977
                                                                   ---------
                                                                   7,507,483
                                                                   ---------
Materials -- 1.9%
  Albemarle Corp .............................       50                4,632
  LyondellBasell Industries NV, Cl A .........    5,457              508,974
  Newmont Mining Corp ........................    5,790              210,061
  Sherwin-Williams Co ........................      159               48,306
                                                                   ---------
                                                                     771,973
                                                                   ---------
Real Estate -- 0.6%
  Camden Property Trus++ .....................       87                7,271
  Equity Residential++ .......................    1,989              120,871

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
UNITED STATES (continued)
Real Estate (continued)
  Federal Realty Investment Trust++ ..........       35                4,915
  Kimco Realty Corp++ ........................    2,294               57,098
  Macerich Co++ ..............................      404               27,751
  Public Storage++ ...........................      183               39,345
  Regency Centers Corp++ .....................       49                3,417
                                                                   ---------
                                                                     260,668
                                                                   ---------
Telecommunication Services -- 0.4%
  CenturyLink Inc ............................    2,375               61,418
  Level 3 Communications Inc* ................    1,272               75,633
  Verizon Communications Inc .................      436               21,368
                                                                   ---------
                                                                     158,419
                                                                   ---------
Utilities -- 0.5%
  American Electric Power Co Inc .............      189               12,108
  American Water Works Co Inc ................       43                3,158
  Consolidated Edison Inc ....................      542               40,298
  Duke Energy Corp ...........................       43                3,377
  Entergy Corp ...............................      141               10,101
  Eversource Energy ..........................      174                9,626
  NextEra Energy Inc .........................      306               37,858
  Pinnacle West Capital Corp .................       18                1,397
  PPL Corp ...................................    1,686               58,740
  Public Service Enterprise Group ............      689               30,488
  SCANA Corp .................................       32                2,198
  WEC Energy Group Inc .......................      229               13,523
                                                                   ---------
                                                                     222,872
                                                                   ---------
Total United States                                               20,898,577
                                                                   ---------
  Total Common Stock
    (Cost $33,813,075)                                            38,750,075
                                                                   ---------

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------

                                                  Shares              Value $
                                                  ------              -------
GERMANY -- 0.0%
  Henkel AG & Co KGaA ........................       17                2,070
                                                                   ---------
Total Germany                                                          2,070
                                                                   ---------
  Total Preferred Stock
    (Cost $2,066) ............................                         2,070
                                                                   ---------
  Total Investments-- 94.9%
    (Cost $33,815,141) .......................                    38,752,145
                                                                   ---------

PERCENTAGES ARE BASED ON NET ASSETS OF $40,817,644.

CL -- CLASS
PLC -- PUBLIC LIMITED COMPANY

*  NON-INCOME PRODUCING SECURITY.
++ REAL ESTATE INVESTMENT TRUST

Winton Series Trust                               Winton Global Equity Portfolio
                                                  January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

The following is a list of the inputs used at January 31, 2017 in valuing the Fund's investments carried at value:

--------------------------------------------------------------------------------
INVESTMENTS IN                      LEVEL 1     LEVEL 2     LEVEL 3       TOTAL
SECURITIES                                $           $           $           $
--------------------------------------------------------------------------------
Common Stock
  Australia                       2,210,070           -           -    2,210,070
  Austria                            26,697           -           -       26,697
  Belgium                           105,154           -           -      105,154
  Canada                          1,797,044           -           -    1,797,044
  Denmark                           809,704           -           -      809,704
  Finland                         1,032,353           -           -    1,032,353
  France                          1,630,698           -           -    1,630,698
  Germany                           353,087           -           -      353,087
  Hong Kong                               -     795,678           -      795,678
  Ireland                             6,027           -           -        6,027
  Italy                             459,019           -           -      459,019
  Japan                           4,950,454           -           -    4,950,454
  Luxembourg                          5,796           -           -        5,796
  Netherlands                       597,016           -           -      597,016
  Norway                            142,475           -           -      142,475
  Portugal                            6,418           -           -        6,418
  Singapore                         152,584           -           -      152,584
  Spain                              71,547           -           -       71,547
  Sweden                            656,425           -           -      656,425
  Switzerland                       316,904           -           -      316,904
  United Kingdom                  1,726,348           -           -    1,726,348
  United States                  20,898,577           -           -   20,898,577
--------------------------------------------------------------------------------
TOTAL COMMON STOCK               37,954,397     795,678           -   38,750,075
Preferred Stock
  Germany                             2,070           -           -        2,070
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                 2,070           -           -        2,070
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES  37,956,467     795,678           -   38,752,145
--------------------------------------------------------------------------------

For the period ended January 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities due to the availability of observable inputs to determine fair value.

At January 31, 2017, the tax basis cost of the Fund's investments was $33,815,141. The Fund's investments had unrealized appreciation of $5,642,266 and unrealized depreciation of $(705,262).

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

WIN-QH-001-0500

Item 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Winton Series Trust

By (Signature and Title)                            /s/ Michael Beattie
                                                    -------------------
                                                    Michael Beattie
                                                    President

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Michael Beattie
                                                    -------------------
                                                    Michael Beattie
                                                    President

Date: March 23, 2017

By (Signature and Title)                            /s/ Stephen Connors
                                                    -------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO

Date: March 23, 2017